                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4539

                      (Investment Company Act File Number)

                    Federated Adjustable Rate Securities Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 8/31/04

               Date of Reporting Period: Fiscal year ended 8/31/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Adjustable Rate Securities Fund

ANNUAL SHAREHOLDER REPORT

August 31, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$9.59	$9.63	$9.59	$9.50	$9.51
Income From Investment Operations:
Net investment income	0.16	0.21	0.35	0.57	0.55
Net realized and unrealized gain (loss) on investments	(0.04)	(0.04)	0.04	0.09	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.12	0.17	0.39	0.66	0.53
Less Distributions:
Distributions from net investment income	(0.16)	(0.21)	(0.35)	(0.57)	(0.54)
Net Asset Value, End of Period	$9.55	$9.59	$9.63	$9.59	$9.50
Total Return [1]	1.31%	1.76%	4.09%	7.18%	5.77%

Ratios to Average Net Assets:
Expenses	0.61%	0.61%	0.61%	0.58%	0.57%
Net investment income	1.74%	2.18%	3.58%	6.00%	5.75%
Expense waiver/reimbursement [2]	0.41%	0.39%	0.40%	0.42%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$245,353	$362,518	$336,567	$241,461	$283,706
Portfolio turnover	77%	72%	64%	38%	73%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$9.59	$9.63	$9.59	$9.50	$9.51
Income From Investment Operations:
Net investment income	0.14	0.19	0.32	0.55	0.52
Net realized and unrealized gain (loss) on investments	(0.04)	(0.05)	0.04	0.09	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.14	0.36	0.64	0.51
Less Distributions:
Distributions from net investment income	(0.14)	(0.18)	(0.32)	(0.55)	(0.52)
Net Asset Value, End of Period	$9.55	$9.59	$9.63	$9.59	$9.50
Total Return [1]	1.05%	1.51%	3.83%	6.91%	5.50%

Ratios to Average Net Assets:
Expenses	0.86%	0.86%	0.86%	0.83%	0.82%
Net investment income	1.47%	1.93%	3.31%	5.72%	5.51%
Expense waiver/reimbursement [2]	0.41%	0.39%	0.40%	0.42%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,870	$80,248	$54,472	$34,266	$28,396
Portfolio turnover	77%	72%	64%	38%	73%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees and other Fund expenses (Institutional Shares and Institutional Service Shares). Institutional Shares does not impose a distribution (12b-1) fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 3/1/2004	Ending Account Value 8/31/2004	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,002.80	$3.07
Institutional Service Shares	$1,000	$1,001.60	$4.33
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.07	$3.10
Institutional Service Shares	$1,000	$1,020.81	$4.37

1 Expenses are equal to the Federated Adjustable Rate Securities Fund Institutional Shares and Institutional Service Shares annualized expense ratios of 0.61% and 0.86%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

Changes in interest rates and yield curve shape were the most significant factors impacting fund performance for the fiscal year ended August 31, 2004.

The yield curve underwent a reshaping as shorter maturity yields increased while longer yields decreased. Two- and ten-year Treasurys yielded 2.39% and 4.12% at fiscal year ended August 31, 2004, an increase and decrease of 0.36% and 0.48%, respectively.

Mortgage-backed security (MBS) investors continued to assess the degree to which loans are refinanceable given the significant impact on performance. Adjustable rate mortgage (ARM) borrowers lacked an ARM-to-fixed refinance incentive throughout the reporting period although the degree of disincentive declined. Comparing a fully indexed ARM (one-year constant maturity Treasury index plus a gross margin of 2.75%) to the average 30-year, fixed-rate mortgage, the adjustable rate averaged approximately 1.50% less than the fixed rate. However, the ARM rate advantage declined over the reporting period as short-term rates increased. The rise in short maturity yields negatively impacted ARM security valuations as cap valuations increased.

ARMs contain rate caps which limit both the annual and lifetime coupon changes. Caps dictate the maximum rate increase/decrease at each reset and over the life of the mortgage. For investors, higher annual and lifetime caps provide greater protection against price declines in a rising rate environment relative to lower or more restrictive cap structures. For example, some ARMs contain a 1% annual cap, meaning the coupon cannot increase or decrease more than 1% per annum. Rising rates increase the probability that the cap will limit upward coupon resets.

Index responsiveness to changes in market yields also impacts security performance. ARMs with highly responsive indexes quickly reset to market yields--cap considerations aside--relative to a lagging market index. For example, because adjustments to the 11 th District cost of funds index (11th District COFI) 1 operate with a lag to market yields, in a rising rate environment, securities indexed off of 11 th District COFI will have slower upward coupon adjustments. As market yields increase, ARMs with responsive indexes are desirable.

1 The COFI is an index used by mortgage lenders on adjustable rate mortgage loans which is based on what financial institutions are paying on money market accounts, pass-books, Certificates of Deposits and other liabilities. This index reflects the interest expense rate of financial institutions in the 11th district of the Federal Home Loan Bank System.

Given the short-term yield movements and cap considerations, the fund reduced exposure to ARMs with 1% annual caps. Exposure to ARMs with less restrictive 2% annual limits was increased. Additionally, exposure to 11 th District indexed securities was reduced in favor of more market responsive London Interbank Offered Rate (LIBOR) and Treasury indexes.

For the 12-month reporting period ended August 31, 2004, the fund's total return 2 for the Fund's Institutional Shares and Institutional Service Shares were 1.31% and 1.05%, respectively, compared to the total return of 1.19% for the Merrill Lynch 1-Year Treasury Index (ML1T). 3

2 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.federatedinvestors.com or call 1-800-341-7400 ..

3 The ML1T is an index tracking U.S. government securities. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Adjustable Rate Securities Fund (Institutional Shares) (the "Fund") from August 31, 1994 to August 31, 2004, compared to the Merrill Lynch 1-Year Treasury Index (ML1T). 2

Average Annual Total Returns for the Period Ended 8/31/2004
1 Year	1.31%
5 Years	4.00%
10 Years	4.83%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1T is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. Investments cannot be made directly in an index.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Adjustable Rate Securities Fund (Institutional Service Shares) (the "Fund") from August 31, 1994 to August 31, 2004, compared to the Merrill Lynch 1-Year Treasury Index (ML1T). 2

Average Annual Total Returns for the Period Ended 8/31/2004
1 Year	1.05%
5 Years	3.74%
10 Years	4.57%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1T has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The ML1T is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. Investments cannot be made directly in an index.

Portfolio of Investments Summary Table

At August 31, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
U.S. Government Agency Adjustable Rate Mortgage Securities	73.8%
U.S. Government Agency Mortgage-Backed Securities	17.5%
Non-Agency Mortgage-Backed Securities	6.1%
Repurchase Agreements	2.6%
TOTAL		100%

1 See the fund's prospectus for a more complete description of these types of investments.

2 Percentages are based on total investments, which may differ from total net assets.

Portfolio of Investments

August 31, 2004

Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES--73.0%
	Federal Home Loan Mortgage Corp. ARM--24.5%
$6,256,715	3.059%, 9/1/2028	$6,421,767
654,186	3.084%, 1/1/2023	662,220
3,145,337	3.119%, 6/1/2032	3,189,309
4,399,439	3.252%, 2/1/2029	4,516,860
697,362	3.281%, 3/1/2030	713,018
2,872,178	3.304%, 4/1/2027	2,941,111
3,642,921	3.356%, 4/1/2029	3,730,315
10,944,855	3.368%, 7/1/2021	11,301,985
3,044,038	3.392%, 7/1/2030	3,113,777
4,054,834	3.409%, 2/1/2031	4,176,358
7,051,072	3.454%, 7/1/2030	7,278,399
6,008,413	3.471%, 4/1/2029	6,213,840
805,222	3.495%, 9/1/2032	826,641
3,184,217	3.503%, 2/1/2022	3,291,143
2,336,838	3.552%, 9/1/2030	2,389,043
5,462,913	3.611%, 7/1/2027	5,630,952
597,335	3.641%, 7/1/2026	611,820
494,811	4.979%, 9/1/2020	504,771
	TOTAL	67,513,329
	Federal National Mortgage Association ARM--45.6%
3,274,366	2.401%, 6/1/2033	3,269,553
14,420,673	2.423%, 5/1/2027	14,723,939
1,730,210	2.536%, 10/1/2033	1,771,908
6,177,338	2.550%, 5/1/2027	6,333,315
10,507,049	2.578%, 9/1/2028	10,649,210
15,177,363	2.781%, 5/1/2040 - 9/1/2040	15,404,598
1,532,876	2.958%, 5/1/2018	1,552,344
896,719	3.023%, 1/1/2020	904,081
712,324	3.063%, 5/1/2018	721,841
5,391,279	3.155%, 2/1/2033	5,447,942
3,754,532	3.242%, 2/1/2025	3,842,651
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES--continued
	Federal National Mortgage Association ARM--continued
$1,915,422	3.380%, 9/1/2021	$1,978,209
1,180,646	3.383%, 9/1/2018	1,216,833
6,594,610	3.405%, 1/1/2032	6,767,059
2,761,909	3.432%, 2/1/2019 - 2/1/2021	2,853,928
1,039,593	3.438%, 5/1/2018	1,074,326
883,869	3.503%, 2/1/2020	914,504
3,703,736	3.528%, 4/1/2030	3,827,478
310,730	3.562%, 3/1/2029	316,643
3,133,282	3.567%, 10/1/2025	3,245,328
16,312,680	3.578%, 12/1/2032	16,862,580
3,633,757	3.629%, 1/1/2026	3,746,985
1,064,549	3.654%, 10/1/2016	1,094,484
2,710,645	3.673%, 11/1/2019	2,803,702
1,745,622	3.780%, 7/1/2027	1,799,614
2,673,185	3.895%, 5/1/2036	2,719,190
1,838,247	4.035%, 5/1/2036	1,885,931
1,221,516	4.456%, 11/1/2027	1,247,680
5,782,814	4.990%, 4/1/2034	5,902,692
565,286	6.439%, 10/1/2028	581,181
	TOTAL	125,459,729
	Government National Mortgage Association ARM--2.9%
398,699	3.250%, 1/20/2030	401,470
4,809,670	3.375%, 1/20/2022 - 5/20/2029	4,844,499
674,360	4.500%, 10/20/2029	688,778
593,403	4.625%, 11/20/2023	604,067
1,466,726	4.750%, 7/20/2023 - 9/20/2023	1,497,854
	TOTAL	8,036,668
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $201,228,647)	201,009,726
Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS--23.4%
	Federal Home Loan Mortgage Corp. REMIC--5.4%
$6,946,656	Series 2625-FJ, 1.900%, 7/15/2017	$6,943,182
2,425,917	Series 2292-KF, 1.865%, 7/25/2022	2,428,716
1,277,725	Series 2585-FD, 2.100%, 12/15/2032	1,282,593
1,281,644	Series 2396-FM, 2.050%, 12/15/2031	1,284,720
1,641,714	Series 2451-FB, 2.150%, 3/15/2032	1,647,690
1,171,305	Series 2396-FL, 2.200%, 12/15/2031	1,176,646
	TOTAL	14,763,547
	Federal National Mortgage Association REMIC--10.7%
1,342,646	Series 2003-23-CF, 2.015%, 5/25/2031	1,344,244
1,400,426	Series 2003-21-FK, 2.015%, 3/25/2033	1,401,757
1,447,507	Series 2003-24-FA, 2.115%, 4/25/2033	1,456,636
4,050,882	Series 2001-46-F, 2.000%, 9/18/2031	4,058,538
1,534,998	Series 2002-41-F, 2.165%, 7/25/2032	1,540,017
1,296,121	Series 2002-58-LF, 2.015%, 1/25/2029	1,299,374
1,028,018	Series 2002-50-FH, 2.015%, 12/25/2029	1,029,807
2,952,371	Series 2002-82-FK, 2.065%, 10/25/2031	2,959,279
6,215,328	Series 2002-52-FG, 2.115%, 9/25/2032	6,242,924
3,961,131	Series 1995-17-B, 2.888%, 2/25/2025	4,054,684
3,992,585	Series 2003-2-PB, 4.500%, 7/25/2023	4,030,394
	TOTAL	29,417,654
	Government National Mortgage Association REMIC--1.2%
1,224,820	Series 2001-21-FB, 2.000%, 1/16/2027	1,227,123
113,719	Series 2002-51-FA, 2.000%, 5/20/2032	113,786
1,936,198	Series 1999-43-FA, 2.050%, 11/16/2029	1,942,084
	TOTAL	3,282,993
	Non-Agency Mortgage--6.1%
2,410,504	Bank of America Mortgage Securities 2003-2, Class 2A1, 2.115%, 4/25/2018	2,425,160
3,137,281	Countrywide Home Loans 2003-15, Class 1A1, 2.115%, 6/25/2018	3,144,686
6,290,159	Master Asset Securitization Trust 2003-8, Class 3A2, 2.015%, 9/25/2033	6,294,059
699,379	Residential Accredit Loans, Inc. 2002-QS5, Class A6, 2.015%, 4/25/2032	699,959
4,327,425	Residential Asset Securitization Trust 2003-A1, Class A2, 1.950%, 3/25/2033	4,298,691
	TOTAL	16,862,555
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $64,237,929)	64,326,749
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES--0.1%
$11,882	Federal National Mortgage Association, 12.000%, 3/1/2013	$13,562
115,478	Government National Mortgage Association, 8.500%, 1/15/2030	127,402
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $131,949)	140,964
	REPURCHASE AGREEMENT--2.6%
7,234,000	Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.610%, dated 8/31/2004, to be repurchased at $7,234,324 on due 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/25/2034, collateral market value $515,000,807 (at amortized cost)	7,234,000
	TOTAL INVESTMENTS--99.1% (IDENTIFIED COST $272,832,525) [1]	272,711,439
	OTHER ASSETS AND LIABILITIES - NET--0.9%	2,511,792
	TOTAL NET ASSETS--100.0%	$275,223,231

1 The cost of investments for federal tax purposes amounts to $272,832,525.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2004

Assets:
Total investments in securities, at value (identified cost $272,832,525)		$272,711,439
Cash		946
Income receivable		2,918,140
Receivable for shares sold		12,571
TOTAL ASSETS		275,643,096
Liabilities:
Payable for shares redeemed	$176,634
Income distribution payable	170,508
Payable for transfer and dividend disbursing agent fees and expenses	37,874
Payable for shareholder services fees (Note 5)	7,066
Payable for custodian fee	8,227
Accrued expenses	19,556
TOTAL LIABILITIES		419,865
Net assets for 28,807,720 shares outstanding		$275,223,231
Net Assets Consist of:
Paid in capital		$281,572,286
Net unrealized depreciation of investments		(121,086)
Accumulated net realized loss on investments		(6,229,075)
Undistributed net investment income		1,106
TOTAL NET ASSETS		$275,223,231
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$245,353,069 ÷ 25,681,444 shares outstanding, no par value, unlimited shares authorized		$9.55
Institutional Service Shares:
$29,870,162 ÷ 3,126,276 shares outstanding, no par value, unlimited shares authorized		$9.55

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2004

Investment Income:
Interest			$11,789,068
Dividends (received from affiliated issuers) (Note 5)			96,211
TOTAL INCOME			11,885,279
Expenses:
Investment adviser fee (Note 5)		$3,034,203
Administrative personnel and services fee (Note 5)		400,088
Custodian fees		46,749
Transfer and dividend disbursing agent fees and expenses (Note 5)		163,123
Directors'/Trustees' fees		13,993
Auditing fees		17,501
Legal fees		8,413
Portfolio accounting fees (Note 5)		113,632
Distribution services fee--Institutional Service Shares (Note 5)		127,264
Shareholder services fee--Institutional Shares (Note 5)		1,136,987
Shareholder services fee--Institutional Service Shares (Note 5)		127,264
Share registration costs		44,327
Printing and postage		31,033
Insurance premiums		9,762
Miscellaneous		16,341
TOTAL EXPENSES		5,290,680
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(747,853)
Waiver of administrative personnel and services fee	(15,647)
Waiver of transfer and dividend disbursing agent fees and expenses	(26,112)
Waiver of distribution services fee--Institutional Service Shares	(127,264)
Waiver of shareholder services fee--Institutional Shares	(1,136,987)
TOTAL WAIVERS AND REIMBURSEMENT		(2,053,863)
Net expenses			3,236,817
Net investment income			8,648,462
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(1,933,703)
Net change in unrealized depreciation of investments			(319,944)
Net realized and unrealized loss on investments			(2,253,647)
Change in net assets resulting from operations			$6,394,815

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,648,462	$9,373,434
Net realized gain (loss) on investments	(1,933,703)	17,063
Net change in unrealized appreciation/depreciation of investments	(319,944)	(1,668,762)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,394,815	7,721,735
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,915,157)	(8,220,950)
Institutional Service Shares	(759,379)	(1,052,822)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,674,536)	(9,273,772)
Share Transactions:
Proceeds from sale of shares	374,950,219	481,202,815
Net asset value of shares issued to shareholders in payment of distributions declared	2,494,592	4,355,091
Cost of shares redeemed	(542,707,796)	(432,278,784)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(165,262,985)	53,279,122
Change in net assets	(167,542,706)	51,727,085
Net Assets:
Beginning of period	442,765,937	391,038,852
End of period (including undistributed net investment income of $1,106 and $27,180, respectively)	$275,223,231	$442,765,937

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2004

1. ORGANIZATION

Federated Adjustable Rate Securities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government and agency securities and other fixed-income securities and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended August 31	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	35,438,893	$339,876,039	35,067,114	$337,486,272
Shares issued to shareholders in payment of distributions declared	212,552	2,035,956	383,167	3,687,895
Shares redeemed	(47,781,791)	(456,947,919)	(32,602,327)	(313,963,548)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(12,130,346)	$(115,035,924)	2,847,954	$27,210,619

Year Ended August 31	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,662,871	$35,074,180	14,941,192	$143,716,543
Shares issued to shareholders in payment of distributions declared	47,870	458,636	69,338	667,196
Shares redeemed	(8,954,954)	(85,759,877)	(12,298,866)	(118,315,236)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(5,244,213)	$(50,227,061)	2,711,664	$26,068,503
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(17,374,559)	$(165,262,985)	5,559,618	$53,279,122

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for expired capital loss carryforward.

For the year ended August 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gains (Losses)
$(8,689,597)	$8,689,597

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2004 and 2003 were as follows:

	2004	2003
Ordinary income [1]	$8,674,536	$9,273,772

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$171,613
Unrealized depreciation	$(121,086)
Capital loss carryforward	$4,295,371

At August 31, 2004, the cost of investments for federal tax purposes was $272,832,525. The net unrealized depreciation of investments for federal tax purposes was $121,086. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $623,636 and net unrealized depreciation from investments for those securities having an excess of cost over value of $744,722.

At August 31, 2004, the Fund had a capital loss carryforward of $4,295,371 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 2,279,774
2009	$1,969,039
2012	$ 46,558

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2004, for federal income tax purposes, post-October losses of $1,933,703 were deferred to September 1, 2004.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and totaled $96,211 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company (FServ) provided the Fund with Administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended August 31, 2004 the fees paid to FAS and FServ were $316,531 and $67,910, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, FServ through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $71,221, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $34,412, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended August 31, 2004, were as follows:

Purchases	$11,564,751
Sales	$19,720,401

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FEDERATED ADJUSTABLE RATE SECURITIES FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Adjustable Rate Securities Fund (the "Fund") as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Adjustable Rate Securities Fund at August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
October 8, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN and TRUSTEE Began serving: May 1985	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT and TRUSTEE Began serving: July 1999	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania, Passport Research, Ltd. and Passport Research II, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Anderson Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: May 1985	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT and SECRETARY Began serving: June 1995	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1985	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT Began serving: November 1998	Todd A. Abraham has been the Fund's Portfolio Manager since August 1995. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Adjustable Rate Securities Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314082108
Cusip 314082207

28996 (10/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a)  As of the end of the period  covered by this  report,  the  registrant  has adopted  a code of  ethics  (the  "Section  406  Standards  for  Investment
     Companies  -  Ethical  Standards  for  Principal  Executive  and  Financial
     Officers") that applies to the registrant's Principal Executive Officer and
     Principal Financial Officer;  the registrant's  Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

f)(3)The registrant  hereby  undertakes to provide any person,  without  charge, upon request,  a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406 Standards for Investment  Companies - Ethical Standards for
     Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

(a)  Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $16,984

                  Fiscal year ended 2003 - $16,500

(b)  Audit-Related  Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

          Amount requiring approval of the registrant's audit committee pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of  Regulation  S-X, $0 and $0
          respectively.

(c)  Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

          Amount requiring approval of the registrant's audit committee pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of  Regulation  S-X, $0 and $0
          respectively.

(d)  All Other Fees  billed to the  registrant  for the two most  recent  fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

          Amount requiring approval of the registrant's audit committee pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of  Regulation  S-X, $0 and $0
          respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

     (e)(2)  Percentage  of services  identified in items 4(b) through 4(d) that
were  approved  by  the  registrants  audit  committee   pursuant  to  paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

          Percentage of services provided to the registrants  investment adviser and any entity  controlling,  controlled  by, or under common  control with the  investment  adviser that  provides  ongoing  services to the registrant  that were  approved  by the  registrants  audit  committee pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0%
          and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

            Fiscal year ended 2003 - 0%

          Percentage of services provided to the registrants  investment adviser and any entity  controlling,  controlled  by, or under common  control with the  investment  adviser that  provides  ongoing  services to the registrant  that were  approved  by the  registrants  audit  committee pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0%
          and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

            Fiscal year ended 2003 - 0%

          Percentage of services provided to the registrants  investment adviser and any entity  controlling,  controlled  by, or under common  control with the  investment  adviser that  provides  ongoing  services to the registrant  that were  approved  by the  registrants  audit  committee pursuant to paragraph  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0%
          and 0% respectively.

(f)   NA

(g)  Non-Audit  Fees  billed  to the  registrant,  the  registrant's  investment adviser,  and certain entities  controlling,  controlled by or under common control with the investment adviser:

            Fiscal year ended 2004 - $263,840

            Fiscal year ended 2003 - $200,614

(h)  The  registrant's  Audit  Committee  has  considered  that the provision of non-audit  services  that were  rendered to the  registrant's  adviser (not including any sub-adviser whose role is primarily portfolio  management and is subcontracted with or overseen by another investment  adviser),  and any entity  controlling,  controlled  by,  or  under  common  control  with the investment  adviser that provides  ongoing  services to the registrant that were not  pre-approved  pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of
     Regulation S-X is compatible with  maintaining  the principal  accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.   Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Adjustable Rate Securities Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        October 25, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004